Securities Sold under Agreements to Repurchase - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Bonds pledged as collateral	¥ 110,104	¥ 199,211
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities deposited in the collateral pool	¥ 269,925	¥ 298,043